Loans (Period-End Balances And Various Asset Quality Attributes By Originations Vintage For R/E Installment Loans) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 16,230,166,000	$ 15,389,074,000	$ 16,708,582,000
Real Estate Installment Class
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	2,578,733,000	2,526,780,000
Avg orig FICO	748	746
Avg Refreshed FICO	747	742
Real Estate Installment Class | Origination Vintage Period 2003
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	13,909,000	23,827,000
Avg orig FICO	678	681
Avg Refreshed FICO	684	683
Real Estate Installment Class | Origination Vintage Period 2003
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	49,706,000	74,451,000
Avg orig FICO	714	716
Avg Refreshed FICO	724	725
Real Estate Installment Class | Origination Vintage Period 2004
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	41,414,000	54,240,000
Avg orig FICO	699	701
Avg Refreshed FICO	695	700
Real Estate Installment Class | Origination Vintage Period 2005
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	123,130,000	161,205,000
Avg orig FICO	715	717
Avg Refreshed FICO	712	711
Real Estate Installment Class | Origination Vintage Period 2006
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	134,055,000	173,994,000
Avg orig FICO	713	715
Avg Refreshed FICO	702	701
Real Estate Installment Class | Origination Vintage Period 2007
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	199,473,000	249,198,000
Avg orig FICO	723	725
Avg Refreshed FICO	709	709
Real Estate Installment Class | Origination Vintage Period 2008
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	64,244,000	85,192,000
Avg orig FICO	720	723
Avg Refreshed FICO	714	720
Real Estate Installment Class | Origination Vintage Period 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	28,762,000	38,842,000
Avg orig FICO	736	742
Avg Refreshed FICO	725	737
Real Estate Installment Class | Origination Vintage Period 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	101,310,000	125,094,000
Avg orig FICO	747	748
Avg Refreshed FICO	752	755
Real Estate Installment Class | Origination Vintage Period 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	278,795,000	335,343,000
Avg orig FICO	760	760
Avg Refreshed FICO	759	760
Real Estate Installment Class | Origination Vintage Period 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	608,684,000	690,461,000
Avg orig FICO	764	764
Avg Refreshed FICO	766	764
Real Estate Installment Class | Origination Vintage Period 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	475,272,000	514,933,000
Avg orig FICO	756	757
Avg Refreshed FICO	759	754
Real Estate Installment Class | Origination Vintage Period 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	$ 459,979,000	$ 0
Avg orig FICO	756	0
Avg Refreshed FICO	752	0